Employee share schemes - Summary of Option Outstanding (Detail) - Savings-related share option schemes shares in Thousands	12 Months Ended
Dec. 31, 2023 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares (in shares) | shares	6,196,000
Share option schemes - shares weighted exercise price (in pounds per share)	£ 11,130,000
Number of share options exercisable in share-based payment arrangement (in shares)	10,340,000
Weighted average exercise price of share options exercisable in share-based payment arrangement (in pounds per share)	£ 14,150,000
Weighted average exercise price of share options exercised in share-based payment arrangement (in pounds per share)	£ 14,320,000
Weighted average remaining contractual life of outstanding share options	1 year 10 months 24 days